Statement of compliance with IFRS and going concern assumption (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Jan. 31, 2025 t
Statement of compliance with IFRS and going concern assumption [Abstract]
Net income for the year	$ 114,795	$ 15,458	$ 903
Net current assets	144,328
Cash flows from operating activities	240,570	88,982	212,856
Increase in cash and cash equivalents	$ 108,731	$ 3,646	$ 55,166
Minimum period to achieve self-sufficiency	25 years
Subsequent Events [Member]
Subsequent events to the reporting date [Abstract]
Percentage of total market share expected to increase through market expansion				94.00%
Maximum lifting capacity that is expected to serve vessels through market expansion (in tons) | t				6,000